Segmented Disclosure	12 Months Ended
Mar. 31, 2012
Segmented Disclosure [Abstract]
Segmented disclosure

18. Segmented disclosure

The Company reports segmented information as a single reportable business segment based upon the manner in which related information is organized and managed. The Company’s operations are substantially related to the design, development and sale of hardware and software of interactive displays and related products that enable group collaboration and learning.

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2012	2011	2010
Revenue
United States	$432,659	$497,726	$409,527
Canada	54,237	60,669	47,722
Europe, Middle East and Africa	183,920	175,472	149,905
Rest of World	74,984	56,188	40,821

	$745,800	$790,055	$647,975

For the years ended March 31, 2012, 2011 and 2010, no single customer accounted for more than 10% of revenues.

Most of the Company’s assets are held in Canada. As a result of the acquisition of NextWindow on April 21, 2010 (note 2), one country outside Canada, New Zealand, has more than 10% of the Company’s total consolidated long-lived assets at March 31, 2012. Total long-lived assets in New Zealand amounted to $68,956 and total long-lived assets outside of Canada amounted to $70,352 at March 31, 2012.